Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
Revenue Recognition

Note 3 — Revenue Recognition

Under ASC Topic 606 Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services is transferred to customers in exchange for an amount that reflects the consideration the Group expects to be entitled to in return for transferring those goods or services.

Significant Judgments

Revenue from contracts with customers include commission income from securities, futures and derivative brokerage, market making trading and insurance brokerage. The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of progress under the contract; whether revenue should be presented gross or net of certain costs; and whether constraints on variable consideration should be applied due to uncertain future events.

Commissions and fees

The Group earns fees and commissions from securities, futures and derivatives brokerage services (including commissions and fees related to TRS trading business) and CFD trading services when the Group acts as a market maker. Each time a customer executes a securities, futures, derivative or CFD transaction, commissions and fees are earned. Commissions and related clearing fees and expenses are recorded on the trade date. The performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon and the risks and rewards of ownership have been transferred to/from the customer. The Group charges securities brokerage commissions and market making commissions based on amount of transaction volume, or the number of shares, lots of contracts executed in each order, which generally vary in accordance with the type of products or services the Group offers.

The Group also earns commission income arising from insurance brokerage services which are recognized at a point in time when the performance obligation has been satisfied by successfully referring an insurance client to an insurer in accordance with the relevant broker contract. The commission earned is equal to a percentage of the premium paid to the insurance provider.

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	Year ended December 31,
	2020	2019	2018
Insurance brokerage commissions	$959,299	$2,648,119	$5,375,531
Securities brokerage commissions	1,890,502	2,210,915	2,025,650
Market making commissions and fees	4,940,623	11,056,431	—
Total revenue from contracts with customers	$7,790,424	$15,915,465	$7,401,181

Hong Kong	$2,777,831	$4,859,034	$7,401,181
Cayman Islands	5,012,593	11,056,431	—
	$7,790,424	$15,915,465	$7,401,181

All of the Group’s revenues from contracts with customers are recognized at a point in time.

Trading Gains (Losses), Interest Income and Other

Trading gains and losses along with interest revenue fall within the scope of ASC Topic 825, Financial Instruments, which is excluded from the scope of ASC Topic 606.

Trading gains (losses) consist of realized and unrealized gains (losses) derived from (i) managed portfolio trading positions where the Group act as counterparty to customers’ trades, and (ii) marking up the bid/offer spreads on customers’ CFD transactions. Changes in fair value in relation to derivative contracts are recorded in trading gains (losses), net on a daily basis.

Interest income primarily consist of interests earned on bank deposit and short-term loans the Group extends to unrelated third parties, interest rate difference between currency pairs the Group hold resulting from rolling over currency positions and interest earned from loans provided to TRS trading customers, which are recorded on an accrual basis. Interest income is recognized as it accrues using the effective interest method.

Other income primarily consists of advisory service fee, government subsidy and other miscellaneous charges from customers etc.